(Hester logo)

                               TOTAL RETURN FUND

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                            For the Six Months Ended
                               September 30, 2002

                      (Hester Capital Management LLC logo)
  October 25, 2002

                                AGAINST THE WIND
   "Against the wind, we were runnin' against the wind...I found myself seeking shelter against the wind."
                                            Bob Seger and The Silver Bullet Band
Dear Shareholders:

  Investors in the global equity markets have truly been "running against the wind" and "seeking shelter" from very difficult market conditions. The U.S. equity markets are in the midst of the most severe bear market since the 1930s. As of September, the market is in the 30th month of the bear's grip. The market has declined 21 out of the last 30 months, or 70% of the time. The cumulative decline is now 48.8% from the closing high of the S&P 500 to the levels reached in early October. To put this in historical perspective, this bear market has now exceeded the depth and duration of the 1973 - 1974 decline and has exceeded the depth of the 1939 - 1942 experience. Investors continue to worry over the pace of the economic recovery, deflation, the constant drumbeat of war with Iraq, terrorism, and complete distrust and disgust with corporate managements and Wall Street.

                            BEAR MARKET COMPARISONS

                                    DURATION                   # OF DOWN/UP
BEAR MARKET                         (MONTHS)      DEPTH           MONTHS
September 1929 - June 1932             34        (86.0)%          22/12
January 1939 - April 1942              40        (42.0)%          23/17
January 1973 - September 1974          21        (46.2)%           18/3
March 2000 - ?? 2002                   30        (48.8)%           21/9

                           Source:  Ibbotson Associates 2001 Yearbook & HCM, LLC

                               MARKET PERFORMANCE
                  "Seems like yesterday, but it was long ago..."

  It "seems like yesterday, but it was long ago" when the 3, 5 and 10 year returns were handsome double-digit and positive. But this bear has been tenacious and April, June, July, and September were simply awful months, down a cumulative (28.2%). There was no place to hide as this decline has been a global event, has cut across all economic sectors, and has taken down growth and value stocks of all market capitalizations. As of September 30, 2002, the year-to-date Standard & Poor's 500 Composite Index is down (28.2%) and the NASDAQ off (39.9%). The 3-year and 5-year annualized returns for the market are negative and we have experienced full "reversion to the mean" with the S&P 500 10-year annualized rate of return at 8.98%. As Seger says, I "wish I didn't know now what I didn't know then."

  FOR PERIODS ENDING:                                                  FINANCIAL MARKET TOTAL RATES OF RETURNS
  SEPTEMBER 30, 2002                MONTH       3 MOS.    YR. TO DATE    1 YEAR*<F1>   3 YEAR*<F1>     5 YEAR*<F1>   10 YEAR*<F1>
  EQUITY INDICES
  Lipper Large Cap
    Value Fund Index              (11.56%)     (18.66%)     (26.07%)      (19.62%)       (9.34%)         (1.83%)        8.45%
  Standard & Poor's 500
    (Capitalization Weighted)     (10.81%)     (17.22%)     (28.16%)      (20.45%)       (12.89%)        (1.64%)        8.98%
    closed at: 815.28
  Standard & Poor's 500
    (Unweighted)**<F2>            (12.29%)     (21.98%)     (30.93%)      (19.88%)       (13.56%)        (7.47%)        4.16%
    closed at: 139.41
  NASDAQ                          (10.86%)     (19.90%)     (39.91%)      (21.80%)       (24.69%)        (7.01%)        7.22%
    closed at: 1172.06
  DOW JONES INDUS-
    TRIAL AVERAGE                 (12.53%)     (17.33%)     (23.09%)      (12.47%)       (8.20%)          0.81%         11.11%
    closed at:  7591.93
  Wilshire 5000
    (Adjusted for Dividends)       (6.90%)     (13.91%)     (24.04%)      (14.64%)       (10.67%)        (1.35%)        9.06%
    closed at: 7773.63

Source: Lipper, Salomon Smith Barney, Interactive Data Corp.

 *<F1>  Annualized
**<F2>  Salomon Smith Barney

                               ECONOMIC ACTIVITY

      "I was living to run and running to live, never worried about paying or even how much I owed..."

  The consumer, in spite of a soft labor market, has continued to spend... "running to live with no worry of how much they owe." Thanks to 0% financing incentives by the automobile industry and a tremendous surge in mortgage refinancing due to the lowest interest rates in well over 40 years, the consumer has kept the economy afloat. At their recent rate of consumption, they have not been "worried about the pay". The labor market remains very soft and is unlikely to gain any traction until order rates and backlogs begin to firm.

  Economic activity remains sluggish and is definitely less robust than what most forecasters would have expected after the considerable monetary ease and fiscal stimulus that was put in place last fall. As we look forward into next year, business and consumer confidence is very low. In addition, many industries, such as the airlines, automobiles, technology, telecommunications, and steel, are struggling with over-capacity. Undoubtedly, the loss of wealth from this year's bear market will have an impact on spending next year.

  However, we do find signs of encouragement. Historically, massive injections of monetary and fiscal stimulus have provided the impetus for growth. Long-term and short-term interest rates are down substantially from a year ago, and while the bulk of the decline in interest rates is probably behind us, the Fed has shifted from a neutral bias to an easing bias at its August meeting. It is likely to be awhile before the Fed shifts to a tightening mode, which would require stronger economic growth and higher inflation than is currently present. The economy is expected to move forward next year at an uneven pace and at sub-normal growth rates relative to those experienced in the 1980s and 1990s.

                                 INTEREST RATES

      "Moving eight miles a minute...Breaking all of the rules would bend..."

  The financial asset class that has provided the best returns this year has clearly been the fixed income markets. Interest rates have fallen dramatically almost by the minute, producing a surge in bond prices. However, the market has been most discriminating as to what sectors have benefited. Treasuries have been the obvious beneficiaries as investors have sought out a safe haven given all the turbulence present in the corporate arena. Doubts continue over the composition of balance sheets, the strength of cash flows, unfunded pension liabilities, and a loss of confidence in management, which have all contributed to increasing corporate spreads. Given the handsome returns produced in the bond market, it is likely that bonds will, at best, earn their coupon rate for the foreseeable future.

                                              FINANCIAL MARKET TOTAL RATES OF RETURNS
  FOR PERIODS ENDING: SEPTEMBER 30, 2002
-------------------------------------------------------------------------------------------------------------------------------
  FIXED INCOME INDICES                   MONTH    3 MOS.   YR. TO DATE  1 YEAR*<F3>   3 YEAR*<F3>    5 YEAR*<F3>   10 YEAR*<F3>

  TAXABLE
  LEHMAN BROTHERS INTERMEDIATE
    GOVT./CREDIT INDEX                   1.79%    4.53%       7.99%     8.09%         9.03%          7.34%          6.69%
      Avg. Mat.  4.51 yrs.
      Duration 3.68 yrs.
  LEHMAN BROTHERS GOVT./
    CREDIT BOND INDEX                    2.15%    5.69%       9.14%     9.20%         9.66%          7.92%          7.42%
      Avg. Mat.  8.75 yrs.
      Duration 5.48 yrs.

  TAX-EXEMPT
  LEHMAN BROTHERS 7 YEAR
    MUNICIPAL BOND INDEX                 1.97%    4.51%      10.02%     8.99%         8.02%          6.46%          6.48%
      Avg. Mat. 7.03 yrs.
      Duration  5.11 yrs.
  LEHMAN BROTHERS 10 YEAR
    MUNICIPAL BOND INDEX                 2.39%    5.10%      10.72%     9.47%         8.60%          6.77%          7.07%
      Avg. Mat. 9.96 yrs.
      Duration  5.66 yrs.

  CASH EQUIVALENT INDICES
  91-DAY U.S. TREASURY BILLS             0.02%    0.28%       1.15%     1.78%         4.29%          4.51%          4.47%
    closed at:  1.55%

  CONSUMER PRICE INDEX                   0.17%    0.61%       2.43%     1.51%         2.53%          2.34%          2.51%
    closed at:  181 (Estimate)

Source: Lehman Brothers, Salomon Smith Barney

 *<F3> Annualized
**<F4> Salomon Smith Barney

  The Federal Open Market Committee adopted an easing bias at the August meeting, reversing an early change to a neutral position. Given the sluggishness of the economy, another rate cut cannot be ruled out before year end. As the following chart depicts, short and long term rates have "broken all the rules" and are now trading at levels not seen in 45 years.

Selected Interest Rates
Averages of Daily Figures

3 month Treasury                       10 Year Treasury                  Intended Federal                     Federal Funds Rate
                                                                         Funds Rate
8/3/01        3.46                      8/3/01        5.13                8/3/01         3.750                  8/1/01      3.79
8/10/01       3.41                     8/10/01        5.08               8/10/01         3.750                  8/8/01      3.70
8/17/01       3.34                     8/17/01        4.95               8/17/01         3.750                 8/15/01      3.75
8/27/01       3.33                     8/27/01        4.9                8/27/01         3.500                 8/22/01      3.63
8/31/01       3.33                     8/31/01        4.84               8/31/01         3.500                 8/29/01      3.52
9/7/01        3.29                      9/7/01        4.91                9/7/01         3.500                  9/5/01      3.63
9/14/01       2.82                     9/14/01        4.68               9/14/01         3.500                 9/12/01      3.49
9/21/01       2.3                      9/21/01        4.7                9/21/01         3.000                 9/19/01      2.47
9/28/01       2.34                     9/28/01        4.66               9/28/01         3.000                 9/26/01      2.99
10/5/01       2.21                     10/5/01        4.53               10/5/01         2.500                 10/3/01      2.71
10/12/01      2.2                     10/12/01        4.65              10/12/01         2.500                10/10/01      2.44
10/19/01      2.17                    10/19/01        4.6               10/19/01         2.500                10/17/01      2.44
10/26/01      2.13                    10/26/01        4.6               10/26/01         2.500                10/24/01      2.49
11/2/01       2.01                     11/2/01        4.37               11/2/01         2.500                10/31/01      2.55
11/9/01       1.83                     11/9/01        4.3                11/9/01         2.000                 11/7/01      2.36
11/16/01      1.86                    11/16/01        4.66              11/16/01         2.000                11/14/01      2.03
11/23/01      1.91                    11/23/01        4.93              11/23/01         2.000                11/21/01      2.01
11/30/01      1.84                    11/30/01        4.92              11/30/01         2.000                11/28/01      1.95
12/7/01       1.72                     12/7/01        4.92               12/7/01         2.000                 12/5/01      2.02
12/14/01      1.66                    12/14/01        5.14              12/14/01         1.750                12/12/01      1.88
12/21/01      1.68                    12/21/01        5.14              12/21/01         1.750                12/19/01      1.84
12/28/01      1.7                     12/28/01        5.17              12/28/01         1.750                12/26/01      1.77
1/4/02        1.7                       1/4/02        5.15                1/4/02         1.750                  1/2/02      1.63
1/11/02       1.63                     1/11/02        5.04               1/11/02         1.750                  1/9/02      1.64
1/18/02       1.58                     1/18/02        4.92               1/18/02         1.750                 1/16/02      1.74
1/25/02       1.68                     1/25/02        5.05               1/25/02         1.750                 1/23/02      1.74
2/1/02        1.72                      2/1/02        5.05                2/1/02         1.750                 1/30/02      1.78
2/8/02        1.72                      2/8/02        4.92                2/8/02         1.750                  2/6/02      1.74
2/15/02       1.72                     2/15/02        4.94               2/15/02         1.750                 2/13/02      1.72
2/22/02       1.73                     2/22/02        4.87               2/22/02         1.750                 2/20/02      1.75
3/1/02        1.74                      3/1/02        4.9                 3/1/02         1.750                 2/27/02      1.75
3/8/02        1.76                      3/8/02        5.13                3/8/02         1.750                  3/6/02      1.74
3/15/02       1.81                     3/15/02        5.34               3/15/02         1.750                 3/13/02      1.71
3/22/02       1.82                     3/22/02        5.37               3/22/02         1.750                 3/20/02      1.76
3/29/02       1.79                     3/29/02        5.38               3/29/02         1.750                 3/27/02      1.70
4/5/02        1.75                      4/5/02        5.32                4/5/02         1.750                  4/3/02      1.77
4/12/02       1.69                     4/12/02        5.22               4/12/02         1.750                 4/10/02      1.71
4/19/02       1.7                      4/19/02        5.21               4/19/02         1.750                 4/17/02      1.78
4/26/02       1.7                      4/26/02        5.13               4/26/02         1.750                 4/24/02      1.70
5/3/02        1.74                      5/3/02        5.11                5/3/02         1.750                  5/1/02      1.81
5/10/02       1.74                     5/10/02        5.16               5/10/02         1.750                  5/8/02      1.74
5/17/02       1.74                     5/17/02        5.26               5/17/02         1.750                 5/15/02      1.75
5/24/02       1.72                     5/24/02        5.17               5/24/02         1.750                 5/22/02      1.71
5/31/02       1.72                     5/31/02        5.1                5/31/02         1.750                 5/29/02      1.78
6/7/02        1.72                      6/7/02        5.06                6/7/02         1.750                  6/5/02      1.78
6/14/02       1.71                     6/14/02        4.97               6/14/02         1.750                 6/12/02      1.74
6/21/02       1.7                      6/21/02        4.83               6/21/02         1.750                 6/19/02      1.75
6/28/02       1.68                     6/28/02        4.84               6/28/02         1.750                 6/26/02      1.75
7/5/02        1.69                      7/5/02        4.83                7/5/02         1.750                  7/3/02      1.75
7/12/02       1.69                     7/12/02        4.71               7/12/02         1.750                 7/10/02      1.73
7/19/02       1.69                     7/19/02        4.68               7/19/02         1.750                 7/17/02      1.74
7/26/02       1.67                     7/26/02        4.47               7/26/02         1.750                 7/24/02      1.72
8/2/02        1.66                      8/2/02        4.52                8/2/02         1.750                 7/31/02      1.72
8/9/02        1.59                      8/9/02        4.35                8/9/02         1.750                  8/7/02      1.74
8/16/02       1.61                     8/16/02        4.18               8/16/02         1.750                 8/14/02      1.72
8/23/02       1.61                     8/23/02        4.24               8/23/02         1.750                 8/21/02      1.73
8/30/02       1.65                     8/30/02        4.21               8/30/02         1.750                 8/28/02      1.76
9/6/02        1.61                      9/6/02        3.98                9/6/02         1.750                  9/4/02      1.81
9/13/02       1.66                     9/13/02        4                  9/13/02         1.750                 9/11/02      1.73
9/20/02       1.65                     9/20/02        3.84               9/20/02         1.750                 9/18/02      1.73
9/27/02       1.62                     9/27/02        3.73               9/27/02         1.750                 9/25/02      1.72
10/4/02       1.55                     10/4/02        3.69               10/4/02         1.750                 10/2/02      1.8
10/11/02      1.56                    10/11/02        3.68              10/11/02         1.750                 10/9/02      1.73
10/18/02      1.64                    10/18/02        4.11              10/18/02         1.750                10/16/02      1.75
10/25/02      1.64                    10/25/02        4.21              10/25/02         1.750                10/23/02      1.72
11/1/02       1.47                     11/1/02        4                  11/1/02         1.750                10/30/02      1.79
11/8/02       1.28                     11/8/02        4                  11/8/02         1.750                 11/6/02      1.7
11/15/02      1.2                     11/15/02        3.94              11/15/02         1.750                11/13/02      1.21
11/22/02      1.2                     11/22/02        4.08              11/22/02         1.750                11/20/02      1.28

                                      Source:  Federal Reserve Bank of St. Louis

                                  STOCK MARKET

  "Caught like a wildfire out of control, 'til there was nothing left to burn and nothing left to prove..."

  We all feel like we have been trapped in "a wildfire out of control" as sellers have burned through trillions of dollars in wealth. But evidence is building that the fires of the bear are being extinguished. As we look into next year, we do find signs of encouragement for U.S. equities. One, of course, is the depth and duration of the bear market. We are now seeing the types of negative market psychology typically seen at market bottoms. The most recent survey by Investors Intelligence reflects the highest level of pessimism since late 1998. This level of bearish sentiment combined with the market's action since April has many of the conditions of final capitulation.

Highest Level of Bears Since 1998!
Investors Intelligence Survey

% of Advisory Services Bearish

(data one week old)

                         Investor's
                        Intelligence
                           Bears

1/2/98                      35.2
1/9/98                      36.9
1/16/98                      35
1/23/98                     35.5
1/30/98                     36.3
2/6/98                      35.2
2/13/98                     36.3
2/20/98                     30.3
2/27/98                     28.2
3/6/98                      27.2
3/13/98                     27.6
3/20/98                     27.6
3/27/98                     26.4
4/3/98                      22.6
4/9/98                      24.2
4/24/98                     23.1
5/1/98                      23.5
5/8/98                      24.6
5/15/98                     25.2
5/22/98                      25
5/29/98                     27.6
6/5/98                      28.6
6/12/98                     31.7
6/19/98                     24.6
6/26/98                     31.9
7/2/98                      31.4
7/10/98                     31.7
7/17/98                      24
7/24/98                     23.3
7/31/98                     26.3
8/7/98                      27.6
8/14/98                     31.9
8/21/98                     34.5
8/28/98                     38.6
9/4/98                      43.2
9/11/98                     46.6
9/18/98                     47.5
9/25/98                     45.7
10/2/98                     44.4
10/9/98                     42.7
10/16/98                    41.9
10/23/98                    39.7
10/30/98                    39.3
11/6/98                     38.3
11/13/98                    35.4
11/20/98                    31.6
11/27/98                    29.8
12/4/98                     31.0
12/11/98                    31.3
12/18/98                    31.4
12/24/98                    32.5
12/31/98                    30.3
1/8/99                      30.0
1/15/99                     30.0
1/22/99                     28.9
1/29/99                     28.2
2/5/99                      26.7
2/12/99                     25.9
2/19/99                     28.7
2/26/99                     31.5
3/5/99                      32.1
3/12/99                     32.5
3/19/99                     29.8
3/26/99                     29.7
4/1/99                      31.6
4/9/99                      31.6
4/16/99                     30.5
4//23/99                    30.8
4/30/99                     30.7
5/7/99                      27.6
5/14/99                      31
5/21/99                     28.7
5/28/99                     28.6
6/4/99                      27.7
6/11/99                     28.7
6/18/99                     26.3
6/24/99                     26.5
7/2/99                      25.7
7/9/99                      27.2
7/16/99                     26.7
7/23/99                     27.9
7/30/99                     24.6
8/6/99                      27.8
8/13/99                     29.3
8/27/99                     31.1
9/3/99                      31.9
9/10/99                     30.5
09/20/99                    31.4
09/27/99                    30.4
10/04/99                    32.8
10/11/99                    36.8
10/18/99                    37.5
10/25/99                    38.5
11/15/99                    35.9
11/29/99                    29.1
20/12/99                    29.1
01/10/00                    27.0
01/17/00                    26.4
01/24/00                    26.5
01/31/00                    26.1
02/07/00                    29.7
02/14/00                    27.9
02/21/00                    26.9
02/28/00                    28.6
03/03/00                    28.3
03/10/00                    27.6
31-3-00                     29.4
04/14/00                    26.7
04/24/00                    28.3
05/01/00                    29.3
05/08/00                    31.4
05/15/00                    31.2
05/22/00                    33.6
05/29/00                    32.4
06/05/00                    34.3
07/17/00                    30.9
07/24/00                    31.8
08/14/00                    33.6
08/21/00                    31.7
08/28/00                    33.7
09/04/00                    33.7
09/11/00                    31.8
09/18/00                    31.7
10/02/00                    28.0
10/09/00                    30.9
10/16/00                    31.7
10/30/00                    32.1
11/06/00                    30.3
11/13/00                    29.6
11/20/00                    30.6
11/27/00                    28.5
12/04/00                    29.0
12/11/00                    30.6
12/18/00                    25.9
12/25/00                    30.3
01/01/01                    36.2
01/15/01                    32.7
01/22/01                    32.0
01/29/01                    32.4
02/05/01                    30.0
02/12/01                    30.4
02/19/01                    30.4
02/26/01                    28.6
03/05/01                    30.9
03/12/01                    34.0
03/19/01                    32.3
03/26/01                    30.9
04/02/01                    38.0
04/09/01                    38.3
04/16/01                    37.0
04/23/01                    42.5
04/30/01                    41.8
05/07/01                    40.2
05/14/01                    37.2
05/21/01                    35.4
05/28/01                    35.4
06/04/01                    34.0
06/11/01                    30.5
06/18/01                    29.6
06/25/01                    30.6
07/02/01                    30.0
07/09/01                    25.5
07/16/01                    25.0
07/23/01                    23.2
07/30/01                    23.7
08/06/01                    27.8
08/13/01                    27.0
08/20/01                    29.1
08/27/01                    30.2
09/03/01                    30.6
09/10/01                    30.9
09/17/01                    36.5
09/24/01                    37.6
10/01/01                    42.1
10/08/01                    42.7
10/15/01                    34.0
10/22/01                    34.3
10/29/01                    32.0
11/05/01                    33.7
11/12/01                    43.2
11/19/01                    30.3
11/26/01                    28.6
12/03/01                    27.0
12/10/01                    30.9
12/17/01                    28.3
12/24/01                    28.0
12/31/01                    27.3
01/07/02                    27.5
01/14/02                    22.7
01/21/02                    24.7
01/28/02                    23.7
02/04/02                    26.8
02/11/02                    28.9
02/18/02                    29.5
02/25/02                    29.2
03/02/02                    31.9
03/09/02                    29.2
03/16/02                    30.2
03/25/02                    28.7
04/01/02                    29.7
04/08/02                    28.9
04/15/02                    30.9
04/22/02                    28.4
04/29/02                    30.1
05/06/02                    29.8
05/13/02                    28.4
05/20/02                    29.8
05/27/02                    30.6
06/03/02                     29
06/10/02                    31.3
06/17/02                    34.7
06/24/02                    35.7
07/01/02                    36.4
07/08/02                    34.0
07/15/02                    36.7
07/22/02                    39.6
07/29/02                    40.2
08/05/02                    36.2
08/12/02                    39.8
08/19/02                    37.4
08/26/02                    40.0
09/02/02                    31.5
09/09/02                    33.0
09/16/02                    35.5
09/23/02                    30.1
09/30/02                    34.5
10/07/02                    39.1
10/14/02                    38.0
10/21/02                    43.2
10/28/02                    35.7
11/04/02                    28.3
11/11/02                    29.3
11/18/02                    28.1
11/25/02                    24.7
12/02/02                     .

                                                Source:  Brown Brothers Harriman

  In addition, low inflation, interest rates at half of last year's levels, and strong liquidity flows should be supportive of share prices. Next year will be the third year of the current presidential election cycle. Politicians usually do what is necessary in order to be reelected. The administration must share its attention with the U.S. economy or risk disappointment in the 2004 election. Over the last 19 third-year presidential terms (1927 - 1999), the market has advanced 17 of those times with an average gain of 19.7%. We expect the economic recovery to be more moderate and uneven next year, but this should result in corporate profits up in the area of 15% with stock prices hopefully following this trend.

                                         U.S. FINANCIAL MARKETS PRESIDENTIAL ELECTION CYCLE
                                                          3RD YEAR RETURNS
                                                          ----------------
                                                            1927 _ 1999

                       LARGE               SMALL         LONG-TERM        LONG-TERM              U.S.
                      COMPANY             COMPANY          CORP             GOV'T              TREASURY           INFLATION
                      STOCKS              STOCKS           BONDS            BONDS               BILLS               (CPI)
  AVERAGE             19.69%              26.63%           4.25%            3.14%               3.65%               2.93%
  MEDIAN              22.80%              23.57%           2.19%            6.50%               3.12%               3.04%
  ST. DEV             19.64%              31.52%           9.00%           10.07%               2.91%               4.57%
  UP YEARS              17                  17              11               10                   19                  16
  DOWN YEARS             2                   2               8                9                   0                   3


Source: HCM, LLC; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; 2000 Yearbook

                                STOCK SELECTION

   "Well, those drifter's day are past me now, I've got so much more to think about..."

  In our search for value we believe the "drifter's days" are behind us and we are "thinking about" several themes. If the U.S. is in a period of lower nominal economic growth then companies with strong market positions and financial strength will be key to good performance. Revenue growth will be critical, both in terms of unit volume as well as pricing flexibility.
Dividends will matter. The market is probably locked in a trading range for some time, which will place a greater focus on good research in what will be a stock pickers environment. Market timing will rise in importance as there will be times when holding some cash will be a good strategy. Returns for stocks will be lower than those of the 1980s and 1990s, but will exceed other financial assets and are relatively more attractive at present levels.

  The last six months has been difficult, not only for the market, but have been problematic for the Hester Total Return Fund as well. The fund is down (25.88%) compared to the blended custom index of (19.19%). The two dynamics at work have been the bear market in equities, and asset allocation as fixed income securities occupy only 13.7% of the total assets. For the 12 months ended September, the portfolio is down 13.39% inline with the blended custom index and well ahead of the S&P 500, which is off (20.45%). Since inception of September 1998, the portfolio has experienced a return of 0.98% versus (1.39%) and (4.14%) for the custom index and the S&P 500, respectively. We are working diligently to find value and are hopeful that the worst is behind the equity market.

Respectfully submitted,

/s/  Ira Craig Hester
Ira Craig Hester, CFA

/s/ John E. Gunthorp
John E. Gunthorp, CFA

Past performance does not guarantee future results. Mutual fund investing involves risk; loss of principal is possible.

The above discussion is based on the opinions of Ira Craig Hester and John E. Gunthorp, given the current economic environment and is not intended to be a forecast of future events, a guarantee future results, nor investment advice.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor. 11/02

                            HESTER TOTAL RETURN FUND

INVESTMENT PERFORMANCE



                                         03/31/02     09/30/01  09/30/98*<F5>
                                         THROUGH       THROUGH     THROUGH
                                         09/30/02     09/30/02     09/30/02
                                        ---------     --------    ---------

HESTER TOTAL RETURN FUND                 (25.88%)     (13.39%)      0.98%
Blended Custom Index**<F6>               (19.19%)     (13.32%)     (1.39%)

Stock Market Indices
--------------------
HESTER - EQUITIES ONLY                   (29.84%)     (14.46%)      1.55%
Lipper Large Cap Value Fund Index        (27.45%)     (19.61%)     (2.67%)
S&P 500 Composite Index                  (28.34%)     (20.45%)     (4.14%)
S&P 500 Composite Unweighted             (33.11%)     (19.88%)     (7.34%)

Bond Market Indices
-------------------
HESTER - FIXED INCOME ONLY                11.23%        9.94%       9.28%
Lehman U.S. Int Govt/Credit Bond Index    8.25%         8.09%       6.87%
Lehman U.S. Govt/Credit Bond Index        9.67%         9.20%       6.72%

Cash Equivalents Indices
------------------------
90-day U.S. Treasury Bills                0.72%         1.51%       4.35%
Consumer Price Index                      1.23%         1.51%       2.56%

  *<F5>  Annualized

 **<F6>  75% S&P 500 Composite and 25% Lehman U.S. Intermediate
         Government/Credit Bond Index

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Indices mentioned above are unmanaged indices commonly used to measure performance of either U.S. stocks or bonds. You cannot invest directly in an index.

                            HESTER TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at September 30, 2002 (Unaudited)

     SHARES                                                             VALUE
-----------------------------------------------------------------------------
COMMON STOCKS: 83.8%

ADVERTISING:  1.3%
      4,200    Lamar Advertising Co.*<F7>                         $   127,470
                                                                  -----------
APPAREL: 2.1%
      1,500    Jones Apparel Group, Inc.*<F7>                          46,050
      7,600    Polo Ralph Lauren Corp.*<F7>                           157,928
                                                                  -----------
                                                                      203,978
                                                                  -----------
BANKS: 6.1%
      4,713    Bank Of America Corp.                                  300,690
      8,014    Bank One Corp.                                         299,724
                                                                  -----------
                                                                      600,414
                                                                  -----------
BEVERAGES: 1.0%
      2,000    Coca-Cola Co. (The)                                     95,920
                                                                  -----------
CHEMICALS - DIVERSIFIED: 1.2%
      4,500    H.B. Fuller Co.                                        119,700
                                                                  -----------
COMPUTERS: 2.7%
     11,008    Hewlett-Packard Co.                                    128,463
     14,600    Perot Systems Corp.*<F7>                               135,780
                                                                  -----------
                                                                      264,243
                                                                  -----------
DENTAL SUPPLIES & EQUIPMENT: 3.3%
      8,000    Dentsply International, Inc.                           321,360
                                                                  -----------
DISTRIBUTION/WHOLESALE: 1.3%
      3,000    Grainger (W.W.), Inc.                                  127,650
                                                                  -----------
DIVERSIFIED MANUFACTURING: 7.7%
      4,500    Cooper Industries, Ltd.                                136,575
     19,000    General Electric Co.                                   468,350
     11,300    Tyco International Ltd.                                159,330
                                                                  -----------
                                                                      764,255
                                                                  -----------
ELECTRONICS: 0.7%
      7,750    Vishay Intertechnology, Inc.*<F7>                       68,200
                                                                  -----------
FINANCIAL SERVICES: 3.2%
     10,666    Citigroup, Inc.                                        316,247
                                                                  -----------
FOOD AND KINDRED PRODUCTS:  1.2%
      5,800    Sensient Technologies Corp.                            122,554
                                                                  -----------
GROCERY STORES: 1.2%
      5,000    Albertson's, Inc.                                      120,800
                                                                  -----------
HEALTHCARE - PRODUCTS: 7.3%
      6,200    Allergan, Inc.                                         337,280
      7,000    Johnson & Johnson                                      378,560
                                                                  -----------
                                                                      715,840
                                                                  -----------
HOME FURNISHINGS: 2.5%
      7,500    Ethan Allen Interiors, Inc.                            242,700
                                                                  -----------
HOUSEHOLD PRODUCTS: 0.8%
      7,800    Moore Corp. Ltd.*<F7>                                   76,440
                                                                  -----------
INSTRUMENTS - CONTROLS: 1.8%
      4,750    Parker-Hannifin Corp.                                  181,498
                                                                  -----------
INSURANCE:  0.2%
        460    Travelers Property
                 Casualty Corp. (Class A)*<F7>                          6,072
        946    Travelers Property
                 Casualty Corp. (Class B)*<F7>                         12,799
                                                                  -----------
                                                                       18,871
                                                                  -----------
INVESTMENT MANAGEMENT:  1.4%
      3,000    Affiliated Managers
                 Group, Inc.*<F7>                                     133,830
                                                                  -----------
MACHINERY: 0.7%
      4,500    Gardner Denver Inc.*<F7>                                70,695
                                                                  -----------
MANUFACTURING EQUIPMENT: 2.2%
     13,600    Pall Corp.                                             214,744
                                                                  -----------
MEDICAL INFORMATION SYSTEMS: 0.6%
      9,500    Dendrite International, Inc.*<F7>                       59,945
                                                                  -----------
MEDICAL PRODUCTS: 2.0%
     19,500    Possis Medical, Inc.*<F7>                              199,095
                                                                  -----------
MEDICAL SERVICE & SUPPLIES: 3.0%
      1,377    Advanced Medical
                 Optics, Inc.*<F7>                                     13,095
     14,700    Covance Inc.*<F7>                                      287,679
                                                                  -----------
                                                                      300,774
                                                                  -----------
OIL - INTERNATIONAL INTEGRATED: 2.3%
      7,078    Exxon Mobil Corp.                                      225,788
                                                                  -----------
PACKAGING & CONTAINERS: 1.2%
      7,500    Pactiv Corp.*<F7>                                      123,375
                                                                  -----------
PHARMACEUTICALS: 4.4%
      5,932    Bristol-Myers Squibb Co.                               141,182
     10,000    Pfizer, Inc.                                           290,200
                                                                  -----------
                                                                      431,382
                                                                  -----------
RETAIL: 4.8%
      6,700    Home Depot, Inc. (The)                                 174,870
      4,000    Pier 1 Imports, Inc.                                    76,280
      3,200    Sears, Roebuck & Co.                                   124,800
      2,000    Wal-Mart Stores, Inc.                                   98,480
                                                                  -----------
                                                                      474,430
                                                                  -----------
SANITARY SERVICES:  3.2%
      7,000    Republic Services, Inc.*<F7>                           131,600
      5,200    Waste Connections, Inc.*<F7>                           180,908
                                                                  -----------
                                                                      312,508
                                                                  -----------
SEMICONDUCTORS: 1.6%
      7,600    Altera Corp.*<F7>                                       65,892
      6,000    Intel Corp.                                             83,340
      2,589    TriQuint Semiconductor, Inc.*<F7>                        9,139
                                                                  -----------
                                                                      158,371
                                                                  -----------
SOFTWARE: 9.6%
      9,800    Adobe Systems, Inc.                                    187,180
     12,000    Autodesk, Inc.                                         152,040
     16,074    First Data Corp.                                       449,268
     17,400    Oracle Corp.*<F7>                                      136,764
     13,500    Parametric Technology Corp.*<F7>                        24,300
                                                                  -----------
                                                                      949,552
                                                                  -----------
TELECOMMUNICATIONS: 1.2%
      8,000    Andrew Corp.*<F7>                                       52,400
      8,850    Cable Design Technologies*<F7>                          54,162
      3,000    Tellabs, Inc.*<F7>                                      12,210
                                                                  -----------
                                                                      118,772
                                                                  -----------
TOTAL COMMON STOCKS
  (cost $8,458,835)                                                 8,261,401
                                                                  -----------

 PRINCIPAL
   AMOUNT
 ---------
BONDS: 14.8%

FINANCIAL SERVICES: 1.1%
   $100,000    Citigroup, Inc.,
                 6.50%, 1/18/11                                       111,478
                                                                  -----------

U.S. AGENCY OBLIGATIONS: 13.7%
    200,000    Federal Home Loan
                 Bank, 5.705%, 3/2/09                                 223,970
    500,000    Federal Home Loan
                 Mortgage Corp.,
                 7.00%, 3/15/10                                       599,279
     14,495    Federal National Mortgage
                 Assoc., 7.00%, 6/1/03                                 14,715
    500,000    Federal National Mortgage
                 Assoc., 6.14%, 9/2/08                                514,913
                                                                  -----------
                                                                    1,352,877
                                                                  -----------

TOTAL BONDS
  (cost $1,276,424)                                                 1,464,355
                                                                  -----------
SHORT-TERM INVESTMENT: 1.4%

MONEY MARKET INVESTMENT: 1.4%
    137,910    Federated Cash Trust
                 (cost $137,910)                                      137,910
                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $9,873,169):  100.0%                                        9,863,666
Other Assets less Liabilities:  0.0%                                    1,647
                                                                  -----------
NET ASSETS: 100.0%                                                 $9,865,313
                                                                  -----------
                                                                  -----------

*<F7> Non-income producing security.

+<F8> At September 30, 2002, the basis of investments for federal income tax
purposes was   the same as their cost for financial reporting purposes.
Unrealized appreciation and depreciation were as follows:

               Gross unrealized appreciation                        2,082,415
               Gross unrealized depreciation                      (2,091,918)
                                                                  -----------
               Net unrealized depreciation                            (9,503)
                                                                  -----------
                                                                  -----------

See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2002 (Unaudited)

   ASSETS
       Investments in securities, at value (cost $9,873,169)       $9,863,666
       Receivables:
           Dividends and interest                                      14,751
       Prepaid expenses and other assets                                2,681
                                                                   ----------
                Total assets                                        9,881,098
                                                                   ----------

   LIABILITIES
       Payables:
           Advisory fees                                                  869
           Administration fees                                          2,712
       Accrued expenses                                                12,204
                                                                   ----------
                Total liabilities                                      15,785
                                                                   ----------

   NET ASSETS                                                      $9,865,313
                                                                   ----------
                                                                   ----------
   Shares outstanding                                                 382,840
     (unlimited number of shares authorized, without par value)
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE                                                          $25.77
                                                                   ----------
                                                                   ----------

   COMPONENTS OF NET ASSETS
       Paid-in capital                                             $9,171,203
       Accumulated net investment income                               35,076
       Accumulated net realized gain on investments                   668,537
       Net unrealized depreciation on investments                     (9,503)
                                                                   ----------
                Net assets                                         $9,865,313
                                                                   ----------
                                                                   ----------

See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2002 (Unaudited)

  INVESTMENT INCOME
       Income
            Dividends                                             $    56,343
            Interest                                                   46,960
                                                                  -----------
                       Total income                                   103,303
                                                                  -----------

       Expenses
            Advisory fees                                              42,102
            Administration fees                                        15,041
            Fund accounting fees                                       11,357
            Transfer agent fees                                         8,532
            Audit fees                                                  7,915
            Custody fees                                                3,492
            Reports to shareholders                                     3,204
            Trustee fees                                                3,046
            Legal fees                                                  1,958
            Registration fees                                           1,479
            Miscellaneous                                               1,246
            Insurance expense                                             356
                                                                  -----------
                       Total expenses                                  99,728
                                                                  -----------
                       NET INVESTMENT INCOME                            3,575
                                                                  -----------
  REALIZED AND UNREALIZED GAIN ON INVESTMENTS
       Net realized gain on investments                               294,949
       Change in net unrealized
         appreciation/depreciation on investments                 (3,888,603)
                                                                  -----------
            Net realized and unrealized loss on investments       (3,593,654)
                                                                  -----------
               NET DECREASE IN NET ASSETS
               RESULTING FROM OPERATIONS                         $(3,590,079)
                                                                  -----------
                                                                  -----------

See accompanying Notes to Financial Statements.


                                                      HESTER TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS ENDED
                                                                                           SEPTEMBER 30, 2002         YEAR ENDED
                                                                                              (UNAUDITED)           MARCH 31, 2002
                                                                                           ------------------       --------------
  INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS
      Net investment income                                                                   $     3,575           $    15,180
      Net realized gain on investments                                                            294,949               548,877
      Change in net unrealized
        appreciation/depreciation on investments                                              (3,888,603)               671,033
                                                                                              -----------           -----------
           NET INCREASE (DECREASE) IN NET ASSETS
             RESULTING FROM OPERATIONS                                                        (3,590,079)             1,235,090
                                                                                              -----------           -----------

  DISTRIBUTIONS TO SHAREHOLDERS
      From net investment income                                                                       --              (24,693)
      From net realized gain                                                                           --             (361,844)
                                                                                              -----------           -----------
           TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                         --             (386,537)
                                                                                              -----------           -----------

  CAPITAL SHARE TRANSACTIONS
      Net increase (decrease) in net assets derived
        from net change in outstanding shares (a)<F11>                                           (912,189)               882,437
                                                                                              -----------           -----------
           TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (4,502,268)             1,730,990

  NET ASSETS
      Beginning of period                                                                      14,367,581            12,636,591
                                                                                              -----------           -----------
      End of period                                                                           $ 9,865,313           $14,367,581
                                                                                              -----------           -----------
                                                                                              -----------           -----------
           ACCUMULATED NET INVESTMENT INCOME                                                  $    35,076           $    31,501
                                                                                              -----------           -----------
                                                                                              -----------           -----------

(a)<F11> A summary of capital share transactions is as follows:

                                                            SIX MONTHS ENDED
                                                           SEPTEMBER 30, 2002                           YEAR ENDED
                                                              (UNAUDITED)                             MARCH 31, 2002
                                                      ----------------------------            -----------------------------
                                                         Shares           Value                 Shares             Value
                                                      -----------      -----------            -----------       -----------
   Shares sold                                           12,483        $   412,944              39,829          $1,368,674
   Shares issued in reinvestment
     of distributions                                        --                 --              10,398             351,242
   Shares redeemed                                      (42,988)         (1,325,133)           (23,879)           (837,479)
                                                        -------         -----------            -------          ----------
   Net increase                                         (30,505)        $  (912,189)            26,348          $  882,437
                                                        -------         -----------            -------          ----------
                                                        -------         -----------            -------          ----------

See accompanying Notes to Financial Statements.

                                                      HESTER TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                            SIX MONTHS
                               ENDED
                           SEPTEMBER 30,
                               2002                                        YEAR ENDED MARCH 31,
                           (UNAUDITED)          2002                 2001           2000              1999            1998
--------------------------------------------------------------------------------------------------------------------------
  Net asset value,
    beginning
    of period                 $34.76           $32.65               $40.66         $38.24            $35.26          $26.13
                              ------           ------               ------         ------             ------          -----

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment
    income (loss)              (0.07)            0.04                 0.16           0.06              0.15            0.16
  Net realized
    and unrealized
    gain (loss) on
    investments                (8.92)            3.06                (4.37)          6.48              3.62            9.61
                              ------           ------               ------         ------             ------          -----
      Total from
        investment
        operations             (8.99)            3.10                (4.21)          6.54              3.77            9.77
                              ------           ------               ------         ------             ------          -----

  LESS DISTRIBUTIONS:
  From net investment
    income                     --               (0.06)               (0.10)         (0.11)            (0.05)          (0.15)
  From net
    realized gain              --               (0.93)               (3.70)         (4.01)            (0.74)          (0.49)
                              ------           ------               ------         ------             ------          -----
      Total distributions      --               (0.99)               (3.80)         (4.12)            (0.79)          (0.64)
                              ------           ------               ------         ------             ------          -----
      Net asset value,
        end of period         $25.77           $34.76               $32.65         $40.66            $38.24          $35.26
                              ------           ------               ------         ------             ------          -----
                              ------           ------               ------         ------             ------          -----
      Total return            (25.88)%#<F9>      9.63%              (11.31)%        18.34%            10.94%          37.65%

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (millions)         $ 9.9           $ 14.4               $ 12.6         $ 12.9            $ 11.2          $ 10.9
  Ratio of expenses to
    average net assets          1.66%+<F10>      1.59%                1.51%          1.46%             1.57%           1.59%
  Ratio of net
    investment
    income to average
    net assets                  0.06%+<F10>      0.11%                0.31%          0.15%             0.41%           0.48%
  Portfolio
    turnover rate              11.65%#<F9>       9.80%               20.85%         25.93%            25.71%           9.38%

#<F9>     Not Annualized

+<F10>    Annualized

See accompanying Notes to Financial Statements.

                            HESTER TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

 NOTE 1 _ ORGANIZATION

  Hester Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund began operations on October 12, 1988.

  Hester Capital Management, L.L.C., the Fund's Advisor, is a registered investment advisor, and provides investment advisory service to individuals and institutions with assets of approximately $750 million. Mr. I. Craig Hester, President, and Mr. John Gunthorp, Executive Vice President, are responsible for the management of the Fund's portfolio. Prior to September 30, 1998, the Fund was known as the Avondale Total Return Fund and was managed by Herbert R. Smith & Co., Inc. Prior to July 31, 2002, the Fund was known as the Avondale Hester Total Return Fund.

  The Fund's investment objective is to realize the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity and higher-quality fixed income debt securities.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and the ask price) until the 60th day prior to maturity, and then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

  B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

  C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the interest method.

  D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  For the six months ended September 30, 2002, Hester Capital Management, L.L.C., (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.70% on the first $200 million of average daily net assets, 0.60% on the next $300 million of net assets, and 0.50% on net assets exceeding $500 million. For the six months ended September 30, 2002, the Fund incurred $42,102 in advisory fees.

  U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at an annual rate equal to the greater of 0.15% of the Fund's average daily net assets or $30,000. For the six months ended September 30, 2002, the Fund incurred $15,041 in Administration fees.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

 NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for the six months ended September 30, 2002, was $1,368,684 and $1,790,468, respectively.

  For the six months ended September 30, 2002, the cost of purchases and the proceeds from sales of U.S. Government and Government Agency obligations, excluding short-term securities, was $0 and $3,368, respectively.

 NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 14, 2001, a distribution of $0.994 per share was declared. The dividend was paid on December 17, 2001, to shareholders of record on December 13, 2001.

  The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:

                                               2002                    2001
                                               ----                    ----
  Distributions paid from:
       Ordinary income                       $126,655              $   65,675
       Long-term capital gain                 259,882               1,246,144
                                             --------              ----------
                                             $386,537              $1,311,819
                                             --------              ----------
                                             --------              ----------

  As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

  Undistributed ordinary income                                    $   31,501
  Undistributed long-term gain                                        373,588
  Unrealized appreciation                                           3,879,100
                                                                   ----------
                                                                   $4,284,189
                                                                   ----------
                                                                   ----------

 NOTE 6 - INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

  The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                       ---------------------

                                           TERM OF          PRINCIPAL                     # OF FUNDS           OTHER
                              POSITION     OFFICE AND       OCCUPATION                    IN COMPLEX           DIRECTORSHIPS
NAME, AGE                     HELD WITH    LENGTH OF        DURING PAST                   OVERSEEN             HELD BY
AND ADDRESS                   THE TRUST    TIME SERVED      FIVE YEARS                    BY TRUSTEE           TRUSTEE
------------                  ---------    -----------      -------------                 ----------           --------------
Dorothy A. Berry              Chairman     Indefinite       Consultant,                   19                   Not
(Born 1943)                   and          Term             Talon Industries                                   Applicable
615 E. Michigan St.           Trustee      Since            (administrative,
Milwaukee, WI  53202                       May 1991         management &
                                                            business consulting);
                                                            formerly Chief
                                                            Operating Officer,
                                                            Integrated Asset
                                                            Management
                                                            (investment advisor
                                                            and manager); and
                                                            formerly President,
                                                            Value Line, Inc.,
                                                            (investment advisory
                                                            & financial
                                                            publishing firm).

Wallace L. Cook               Trustee      Indefinite       Retired; formerly             19                   Not
(Born 1939)                                Term             Senior Vice President,        Applicable
615 E. Michigan St.                        Since            Rockefeller Trust Co.;
Milwaukee, WI  53202                       May 1991         Financial Counselor,
                                                            Rockefeller & Co.

Carl A. Froebel               Trustee      Indefinite       Private Investor;             19                   Not
(Born 1938)                                Term             formerly Managing                                  Applicable
615 E. Michigan St.                        Since            Director, Premier
Milwaukee, WI  53202                       May 1991         Solutions, Ltd.;
                                                            formerly President
                                                            and Founder,
                                                            National Investor
                                                            Data Services, Inc.
                                                            (investment related
                                                            computer software).

Ashley T. Rabun               Trustee      Indefinite       Founder and Chief             19                   Trustee,
(Born 1952)                                Term             Executive Officer,                                 E*TRADE
615 E. Michigan St.                        Since            InvestorReach, Inc.,
Milwaukee, WI  53202                       May              (financial services
                                           2002             marketing and
                                                            distribution
                                                            consulting);  formerly
                                                            Partner and Director,
                                                            Nicholas-Applegate
                                                            Capital Management,
                                                            (investment
                                                            management).

Rowley W.P. Redington         Trustee      Indefinite       President;                    19                   Not
(Born 1944)                                Term             Intertech Computer                                 Applicable
615 E. Michigan St.                        Since            Services Corp.
Milwaukee, WI  53202                       May 1991         (consumer electronics
                                                            and computer service
                                                            and marketing);
                                                            formerly Vice
                                                            President, PRS of
                                                            New Jersey, Inc.
                                                            (management
                                                            consulting), and
                                                            Chief Executive
                                                            Officer, Rowley
                                                            Associates
                                                            (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                 ---------------------------------

Steven J. Paggioli            Trustee      Indefinite       Consultant, U.S.              19                   Trustee,
(Born 1950)                                Term             Bancorp Fund Services,                             Managers
915 Broadway                               Since            LLC since July, 2001;                              Funds.
New York, NY  10010                        May 1991         formerly Executive
                                                            Vice President,
                                                            Investment Company
                                                            Administration, LLC
                                                            ("ICA") (mutual fund
                                                            administrator and the
                                                            Fund's former
                                                            administrator).

Robert M. Slotky              President    Indefinite       Vice President, U.S.                               Not
(Born 1947)                                Term             Bancorp Fund Services,                             Applicable
2020 E. Financial Way,                     Since            LLC since July, 2001;
Suite 100                                  August 2002      formerly, Senior Vice
Glendora, CA  91741                                         President, ICA (May
                                                            1997-July 2001).

Eric W. Falkeis               Treasurer    Indefinite       Vice President, U.S.                               Not
(Born 1973)                                Term             Bancorp Fund Services,                             Applicable
615 E. Michigan St.                        Since            LLC since 1997;
Milwaukee, WI  53202                       August 2002      Chief Financial
                                                            Officer, Quasar
                                                            Distributors, LLC,
                                                            since 2000.

Chad E. Fickett               Secretary    Indefinite       Compliance                                         Not
(Born 1973)                                Term             Administrator, U.S.                                Applicable
615 E. Michigan St.                        Since            Bancorp Fund Services,
Milwaukee, WI  53202                       March 2002       LLC since July, 2000.


                                    Advisor
                       HESTER CAPITAL MANAGEMENT, L.L.C.
                      1301 S. Mo-Pac Expressway, Suite 350
                               Austin, TX  78746

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45201

                                 Transfer Agent
                          ORBITEX DATA SERVICES, INC.
                                P.O. Box 542007
                             Omaha, NE  68154-1952
                                 (866) 811-0215

                            Independent Accountants
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441